Significant Related Party Transactions - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Cash dividends receivable	$ 619	$ 0
Domestic [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 30 days
Domestic [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 60 days
Overseas [member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 30 days or net 30 days
Overseas [member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Collection periods for accounts receivables	month-end 60 days or net 60 days